SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 93.4%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Advertising -- 0.2%
----------------------------------------------------------------------
Getty Images, Inc.(1)                           7,000      $   152,390
----------------------------------------------------------------------
                                                           $   152,390
----------------------------------------------------------------------
Auto and Parts -- 2.3%
----------------------------------------------------------------------
Advance Auto Parts, Inc.(1)                    12,000      $   654,120
Gentex Corp.(1)                                 5,000          137,350
O'Reilly Automotive, Inc.(1)                   25,000          689,000
----------------------------------------------------------------------
                                                           $ 1,480,470
----------------------------------------------------------------------
Banks -- 1.6%
----------------------------------------------------------------------
Corus Bankshares, Inc.                         12,000      $   551,028
CVB Financial Corp.                            20,000          454,200
----------------------------------------------------------------------
                                                           $ 1,005,228
----------------------------------------------------------------------
Broadcasting and Radio -- 4.3%
----------------------------------------------------------------------
Cox Radio, Inc.(1)                             24,200      $   583,220
Cumulus Media, Inc., Class A(1)                26,700          367,926
Entercom Communications Corp.(1)               18,000          826,200
Lin TV Corp., Class A(1)                       35,000          946,400
----------------------------------------------------------------------
                                                           $ 2,723,746
----------------------------------------------------------------------
Business Services -- 7.6%
----------------------------------------------------------------------
Corporate Executive Board Co.(1)               13,000      $   445,250
Fair, Isaac and Co., Inc.                      24,000          788,880
Heidrick and Struggles International,
Inc.(1)                                        23,000          459,310
Hewitt Associates, Inc., Class A(1)            15,600          365,040
Hotels.com, Class A(1)                         13,300          561,659
Insight Enterprises, Inc.(1)                   25,000          629,750
Iron Mountain, Inc.(1)                         10,000          308,500
On Assignment, Inc.(1)                         19,000          338,200
Pegasus Solutions, Inc.(1)                     25,000          437,500
United Stationers, Inc.(1)                     17,000          516,800
----------------------------------------------------------------------
                                                           $ 4,850,889
----------------------------------------------------------------------
Communications Equipment -- 1.4%
----------------------------------------------------------------------
Bell Microproducts, Inc.(1)                    45,000      $   362,250
Newport Corp.(1)                               18,000          281,880
Tekelec(1)                                     33,000          264,990
----------------------------------------------------------------------
                                                           $   909,120
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Computer Services -- 0.0%
----------------------------------------------------------------------
Pivotal Corp.(1)                               10,000      $    38,500
----------------------------------------------------------------------
                                                           $    38,500
----------------------------------------------------------------------
Computer Software -- 3.2%
----------------------------------------------------------------------
Activision, Inc.(1)                            10,000      $   290,600
Mercury Interactive Corp.(1)                    7,000          160,720
Retek, Inc.(1)                                 34,075          828,022
SERENA Software, Inc.(1)                       22,000          301,341
THQ, Inc.(1)                                   15,500          462,210
----------------------------------------------------------------------
                                                           $ 2,042,893
----------------------------------------------------------------------
Education -- 2.1%
----------------------------------------------------------------------
Career Education Corp.(1)                      13,000      $   585,000
Corinthian Colleges, Inc.(1)                   21,600          732,024
----------------------------------------------------------------------
                                                           $ 1,317,024
----------------------------------------------------------------------
Electronics - Instruments -- 1.2%
----------------------------------------------------------------------
Benchmark Electronics, Inc.(1)                  5,700      $   165,300
FLIR Systems, Inc.(1)                          12,000          503,640
Keithley Instruments, Inc.                      7,000          101,080
----------------------------------------------------------------------
                                                           $   770,020
----------------------------------------------------------------------
Electronics - Semiconductors -- 3.7%
----------------------------------------------------------------------
Advanced Energy Industries, Inc.(1)             7,000      $   155,260
Cree, Inc.(1)                                  27,500          363,825
Exar Corp.(1)                                  38,000          749,360
Pericom Semiconductor Corp.(1)                 15,000          173,850
Silicon Laboratories, Inc.(1)                  21,000          587,790
Zoran Corp.(1)                                 14,700          336,777
----------------------------------------------------------------------
                                                           $ 2,366,862
----------------------------------------------------------------------
Energy Services -- 0.3%
----------------------------------------------------------------------
AstroPower, Inc.(1)                             9,000      $   176,760
----------------------------------------------------------------------
                                                           $   176,760
----------------------------------------------------------------------
Food - Wholesale / Distribution -- 1.1%
----------------------------------------------------------------------
Performance Food Group Co.(1)                  20,000      $   677,200
----------------------------------------------------------------------
                                                           $   677,200
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Forest Products -- 1.0%
----------------------------------------------------------------------
Rayonier, Inc.                                 13,000      $   638,690
----------------------------------------------------------------------
                                                           $   638,690
----------------------------------------------------------------------
Gaming -- 0.2%
----------------------------------------------------------------------
Park Place Entertainment Corp.(1)              10,000      $   102,500
----------------------------------------------------------------------
                                                           $   102,500
----------------------------------------------------------------------
Health Services -- 6.7%
----------------------------------------------------------------------
Accredo Health, Inc.(1)                        18,000      $   830,520
AmeriPath, Inc.(1)                              6,000          134,580
LifePoint Hospitals, Inc.(1)                   30,000        1,089,300
MedQuist, Inc.(1)                              32,855          874,600
Province Healthcare Co.(1)                     38,000          849,680
Renal Care Group, Inc.(1)                      15,000          467,250
----------------------------------------------------------------------
                                                           $ 4,245,930
----------------------------------------------------------------------
Information Services -- 7.1%
----------------------------------------------------------------------
Acxiom Corp.(1)                                50,000      $   874,500
BISYS Group, Inc. (The)(1)                     15,000          499,500
CACI International, Inc., Class A(1)           20,000          763,800
Identix, Inc.(1)                               67,180          490,347
Keane, Inc.(1)                                 25,000          310,000
MICROS Systems, Inc.(1)                        22,000          609,620
PEC Solutions, Inc.(1)                         41,800          999,856
----------------------------------------------------------------------
                                                           $ 4,547,623
----------------------------------------------------------------------
Internet - Software -- 1.1%
----------------------------------------------------------------------
Network Associates, Inc.(1)                    12,000      $   231,240
TIBCO Software, Inc.(1)                        85,000          472,600
----------------------------------------------------------------------
                                                           $   703,840
----------------------------------------------------------------------
Internet Services -- 2.2%
----------------------------------------------------------------------
Alloy, Inc.(1)                                 28,000      $   404,320
Overture Services, Inc.(1)                     10,000          244,000
Websense, Inc.(1)                              29,000          741,530
----------------------------------------------------------------------
                                                           $ 1,389,850
----------------------------------------------------------------------
Investment Services -- 1.4%
----------------------------------------------------------------------
Federal Agricultural Mortgage Corp.(1)         14,000      $   373,800
Waddell & Reed Financial, Inc., Class A        23,000          527,160
----------------------------------------------------------------------
                                                           $   900,960
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Manufacturing -- 0.8%
----------------------------------------------------------------------
Roper Industries, Inc.                         14,000      $   522,200
----------------------------------------------------------------------
                                                           $   522,200
----------------------------------------------------------------------
Medical - Biomed / Genetics -- 6.3%
----------------------------------------------------------------------
Abgenix, Inc.(1)                               20,000      $   196,000
Adolor Corp.(1)                                12,000          135,120
Affymetrix, Inc.(1)                            40,000          959,600
Cephalon, Inc.(1)                               2,000           90,400
Charles River Laboratories
International, Inc.(1)                         35,000        1,226,750
deCode Genetics, Inc.(1)                       50,000          234,000
Neurocrine Biosciences, Inc.(1)                 3,300           94,545
Sepracor, Inc.(1)                              10,000           95,500
Tanox, Inc.(1)                                 20,000          216,600
Transkaryotic Therapies, Inc.(1)               18,000          648,900
XOMA Ltd.(1)                                   25,000           99,750
----------------------------------------------------------------------
                                                           $ 3,997,165
----------------------------------------------------------------------
Medical Products -- 2.7%
----------------------------------------------------------------------
Aradigm Corp.(1)                               31,000      $   135,253
Closure Medical Corp.(1)                       13,100          183,400
Diagnostic Products Corp.                       8,000          296,000
Given Imaging Ltd.(1)                          25,000          300,000
Resmed, Inc.(1)                                11,000          323,400
Thoratec Corp.(1)                              25,931          233,120
Wright Medical Group, Inc.(1)                  13,000          262,080
----------------------------------------------------------------------
                                                           $ 1,733,253
----------------------------------------------------------------------
Medical Services -- 1.9%
----------------------------------------------------------------------
Dianon Systems, Inc.(1)                         7,000      $   373,940
Stericycle, Inc.(1)                            24,000          849,840
----------------------------------------------------------------------
                                                           $ 1,223,780
----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 2.3%
----------------------------------------------------------------------
Hanover Compressor Co.(1)                      41,000      $   553,500
Varco International, Inc.(1)                   50,950          893,663
----------------------------------------------------------------------
                                                           $ 1,447,163
----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 7.0%
----------------------------------------------------------------------
Clayton Williams Energy, Inc.(1)               35,000      $   406,000
Hydril Co.(1)                                   9,600          257,280
Newfield Exploration Co.(1)                    17,900          665,343
Noble Energy, Inc.                             30,000        1,081,500

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Oil and Gas - Exploration and Production (continued)
----------------------------------------------------------------------
Quicksilver Resources, Inc.(1)                 15,000      $   387,750
Spinnaker Exploration Co.(1)                   13,000          468,260
Ultra Petroleum Corp.(1)                       60,000          455,400
XTO Energy, Inc.                               35,000          721,000
----------------------------------------------------------------------
                                                           $ 4,442,533
----------------------------------------------------------------------
Publishing -- 1.4%
----------------------------------------------------------------------
McClatchy Co., (The) Class A                   14,000      $   899,500
----------------------------------------------------------------------
                                                           $   899,500
----------------------------------------------------------------------
Retail -- 1.1%
----------------------------------------------------------------------
GameStop Corp.(1)                              33,000      $   692,670
----------------------------------------------------------------------
                                                           $   692,670
----------------------------------------------------------------------
Retail - Food and Drug -- 3.6%
----------------------------------------------------------------------
Duane Reade, Inc.(1)                           30,000      $ 1,021,500
Flowers Foods, Inc.(1)                         30,000          775,500
Whole Foods Market, Inc.(1)                    10,000          482,200
----------------------------------------------------------------------
                                                           $ 2,279,200
----------------------------------------------------------------------
Retail - Restaurants -- 3.7%
----------------------------------------------------------------------
AFC Enterprises, Inc.(1)                       22,000      $   687,500
Applebee's International, Inc.                 34,500          785,220
Cheesecake Factory, Inc. (The)(1)               9,000          319,320
Sonic Corp.(1)                                 17,500          549,675
----------------------------------------------------------------------
                                                           $ 2,341,715
----------------------------------------------------------------------
Retail - Specialty and Apparel -- 4.4%
----------------------------------------------------------------------
99 Cents Only Stores(1)                        17,133      $   439,461
AnnTaylor Stores Corp.(1)                      14,000          355,460
Hot Topic, Inc.(1)                             33,000          881,430
Pacific Sunwear of California, Inc.(1)         30,000          665,100
Yankee Candle Co., Inc.(1)                     17,000          460,530
----------------------------------------------------------------------
                                                           $ 2,801,981
----------------------------------------------------------------------
Semiconductor Equipment -- 2.9%
----------------------------------------------------------------------
Brooks-PRI Automation, Inc.(1)                  5,000      $   127,800
Cabot Microelectronics Corp.(1)                10,000          431,600
CoorsTek, Inc.(1)                               7,000          216,370
Rudolph Technologies, Inc.(1)                  17,000          423,810
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Semiconductor Equipment (continued)
----------------------------------------------------------------------
Varian Semiconductor Equipment
Associates, Inc.(1)                            19,000      $   644,670
----------------------------------------------------------------------
                                                           $ 1,844,250
----------------------------------------------------------------------
Software Services -- 2.7%
----------------------------------------------------------------------
Embarcadero Technologies, Inc.(1)              70,000      $   432,600
FileNET Corp.(1)                               10,000          145,000
J.D. Edwards & Co.(1)                          53,000          643,950
Manhattan Associates, Inc.(1)                  16,200          520,992
----------------------------------------------------------------------
                                                           $ 1,742,542
----------------------------------------------------------------------
Telecommunications - Services -- 2.4%
----------------------------------------------------------------------
Catapult Communications Corp.(1)               41,000      $   896,711
Crown Castle International Corp.(1)            72,400          284,532
DSP Group, Inc.(1)                             10,600          207,760
Tollgrade Communications, Inc.(1)               9,700          142,299
----------------------------------------------------------------------
                                                           $ 1,531,302
----------------------------------------------------------------------
Transportation -- 1.5%
----------------------------------------------------------------------
Swift Transportation Co., Inc.(1)              40,000      $   932,000
----------------------------------------------------------------------
                                                           $   932,000
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $57,929,519)                           $59,471,749
----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 8.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
Discount Note, 1.88%, 7/1/02                  $ 5,128      $ 5,127,991
----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $5,127,991)                         $ 5,127,991
----------------------------------------------------------------------
Total Investments -- 101.5%
   (identified cost $63,057,510)                           $64,599,740
----------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.5)%                   $  (930,013)
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $63,669,727
----------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2002
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $63,057,510)                           $64,599,740
Cash                                            8,032
Receivable for investments sold             1,194,924
Dividends receivable                            9,092
Prepaid expenses                                  318
-----------------------------------------------------
TOTAL ASSETS                              $65,812,106
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 2,111,948
Payable to affiliate for Trustees' fees         1,864
Accrued expenses                               28,567
-----------------------------------------------------
TOTAL LIABILITIES                         $ 2,142,379
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $63,669,727
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $62,127,497
Net unrealized appreciation (computed on
   the basis of identified cost)            1,542,230
-----------------------------------------------------
TOTAL                                     $63,669,727
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2002
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes, $1,762)  $     49,294
Interest                                        44,952
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $     94,246
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    229,737
Trustees' fees and expenses                      3,714
Custodian fee                                   43,708
Legal and accounting services                   16,263
Miscellaneous                                    2,713
------------------------------------------------------
TOTAL EXPENSES                            $    296,135
------------------------------------------------------

NET INVESTMENT LOSS                       $   (201,889)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (6,886,715)
   Foreign currency transactions                (1,106)
------------------------------------------------------
NET REALIZED LOSS                         $ (6,887,821)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(10,934,950)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(10,934,950)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(17,822,771)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(18,024,660)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2002     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2001
-----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (201,889) $        (452,055)
   Net realized loss                            (6,887,821)       (23,800,953)
   Net change in unrealized
      appreciation (depreciation)              (10,934,950)          (655,537)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $    (18,024,660) $     (24,908,545)
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     15,753,998  $      29,727,414
   Withdrawals                                 (16,921,815)       (26,385,516)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $     (1,167,817) $       3,341,898
-----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $    (19,192,477) $     (21,566,647)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     82,862,204  $     104,428,851
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     63,669,727  $      82,862,204
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       ----------------------------------------------------------
                                  (UNAUDITED)           2001        2000         1999         1998        1997
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.81%(1)        0.75%        0.74%        0.76%       0.76%       0.75%
   Net investment loss                  (0.55)%(1)      (0.53)%      (0.23)%      (0.32)%     (0.26)%     (0.10)%
Portfolio Turnover                        102%             92%         136%         103%        116%        156%
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN*                          (21.83)%        (23.40)%         --           --          --          --
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $63,670         $82,862     $104,429     $107,823     $78,750     $77,969
----------------------------------------------------------------------------------------------------------------

 (1)  Annualized.
 * Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Special Equities Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the state of New York on May 1, 1992. The Portfolio seeks to provide growth of capital by investing primarily in common stocks of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sales prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable and other assets will be appraised at their fair value as determined in good faith by or at the direction of the Trustees of the Portfolio.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For six months ended June 30, 2002, $43 in credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets. For the six months ended June 30, 2002, the fee amounted to $229,737. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2002, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $70,877,301 and $71,984,104, respectively, for the six months ended June 30, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $63,057,510
    -----------------------------------------------------
    Gross unrealized appreciation             $ 6,278,057
    Gross unrealized depreciation              (4,735,827)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,542,230
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended
   June 30, 2002.

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2002

INVESTMENT MANAGEMENT

SPECIAL EQUITIES PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant